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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - June 30, 2008 (unaudited)

	Principal Amount	Value

US GOVERNMENT AGENCY OBLIGATIONS: 100.1% of Net Assets

Federal Farm Credit Bank, 2.08%, 7/01/08	$1,000,000	$1,000,000
Federal Home Loan Bank, 2.00%, 7/07/08	750,000	749,750
Federal Home Loan Bank, 2.10%, 7/08/08	1,000,000	999,591
Federal Home Loan Bank, 2.11%, 7/11/08	500,000	499,707
Federal Home Loan Bank, 2.06%, 7/18/08	500,000	499,512
Federal Home Loan Bank, 2.06%, 7/25/08	1,000,000	998,621
Federal Home Loan Bank, 2.20%, 7/30/08	1,000,000	998,227
Federal Home Loan Bank, 2.00%, 8/06/08	750,000	748,491
Federal Home Loan Bank, 2.18%, 9/05/08	1,000,000	995,999
Federal Home Loan Bank, 2.43%, 9/10/08	750,000	746,399
Federal Home Loan Bank, 2.36%, 9/17/08	1,000,000	994,874
Federal Home Loan Bank, 2.36%, 9/19/08	1,000,000	994,754
Federal Home Loan Bank, 2.35%, 10/29/08	750,000	744,099
Federal Home Loan Bank, 2.25%, 11/21/08	1,000,000	991,053
Freddie Mac, 2.56%, 7/01/08	1,000,000	1,000,000
Freddie Mac, 2.17%, 7/03/08	1,000,000	999,879
Freddie Mac, 2.31%, 7/14/08	1,000,000	999,159
Freddie Mac, 2.52%, 7/28/09	750,000	748,574
Freddie Mac, 2.10%, 8/07/08	750,000	748,377
Freddie Mac, 2.02%, 8/11/08	750,000	748,271
Freddie Mac, 2.07%, 8/29/08	1,000,000	996,600
Freddie Mac, 2.20%, 9/02/08	2,000,000	1,992,283
Freddie Mac, 2.03%, 9/10/08	500,000	497,995
Freddie Mac, 2.14%, 9/15/08	1,000,000	995,476
Freddie Mac, 2.02%, 9/22/08	750,000	746,502
Freddie Mac, 2.38%, 9/29/08	1,000,000	994,050
Freddie Mac, 2.125%, 9/30/08	1,000,000	994,621
Freddie Mac, 2.23%, 10/31/08	750,000	744,327
Fannie Mae, 2.09%, 7/21/08	1,000,000	998,836
Fannie Mae, 2.02%, 8/01/08	1,000,000	998,255
Fannie Mae, 2.00%, 8/20/08	750,000	747,907
Fannie Mae, 2.01%, 8/25/08	750,000	747,693
Fannie Mae, 2.03%, 9/08/08	750,000	747,064
Fannie Mae, 2.12%, 9/12/08	750,000	746,768
Fannie Mae, 2.09%, 9/17/08	750,000	746,599
Fannie Mae, 2.54%, 11/19/08	1,000,000	990,027

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,890,340)		$31,890,340

REPURCHASE AGREEMENT: 0% of Net Assets
With Morgan Stanley and Company issued 6/30/08 at 1.5%, due 7/01/08, collateralized by $1,025 in United States Treasury Notes due 2/15/21. Proceeds at maturity are $1,000 (Cost $1,000)		1,000

TOTAL INVESTMENTS: (Cost $31,891,340)		$31,891,340

LIABILITIES LESS CASH AND RECEIVABLES: -0.1% of Net Assets		(16,241)

NET ASSETS: 100%		$31,875,099

CAPITAL SHARES OUTSTANDING		31,873,615

NET ASSET VALUE PER SHARE		1.00

Valuation Measurements: Various inputs are used in determining the value of the fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's assets as of June 30, 2008 (unaudited):

Investments in Securities
Valuation Inputs
Level 1: Quoted prices	$ --
Level 2: Other significant observable inputs	$31,891,340
Level 3: Significant unobservable inputs	$ --
Total	$31,891,340

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  August 15, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 15, 2008